Condensed Statement of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Net sales	$ 3,367,838	$ 3,404,026	$ 9,019,582	$ 9,191,073	$ 11,901,339	$ 11,241,164
Cost of goods sold	2,267,235	2,479,624	6,110,159	6,534,514	8,409,665	8,139,084
Gross profit	1,100,603	924,402	2,909,423	2,656,559	3,491,674	3,102,080
Selling	418,017	352,900	1,210,809	1,060,736	1,446,110	1,572,632
General and administrative	306,827	257,645	810,556	788,307	1,052,326	1,316,402
Research and development	354,252	265,393	918,014	864,272	1,132,791	919,722
Total	1,079,096	875,938	2,939,379	2,713,315	3,631,227	3,808,756
Operating profit (loss)	21,507	48,464	(29,956)	(56,754)	(139,553)	(706,676)
Other:
Interest income	16	7	31	23	33	39
Other income (expense), net	(27,410)	(24,306)	(73,289)	(58,800)	269,086	(354,403)
Total other income (expense), net	(27,394)	(24,299)	(73,258)	(58,777)	269,119	(354,364)
Income (loss) before income taxes	(5,887)	24,165	(103,214)	(115,531)	129,566	(1,061,040)
Income taxes (benefit)	1,978	1,797	5,757	5,839	7,080	3,944
Net income (loss)	(7,865)	22,368	(108,971)	(121,370)	122,486	(1,064,984)
Other comprehensive income (loss):
Foreign currency translation adjustments	0	(4,339)	0	(2,234)	(3,621)	(7,504)
Foreign currency translation recognition upon reclassification from accumulated other comprehensive income					(360,734)	0
Unrealized gain (loss) for the period					0	272,909
Total comprehensive income (loss)	$ (7,865)	$ 18,029	$ (108,971)	$ (123,604)	$ (241,869)	$ (799,579)
Basic and diluted net income (loss) per share	$ 0	$ 0	$ (0.01)	$ (0.02)	$ 0.02	$ (0.14)
Weighted average common and common equivalent shares:
Basic					7,982,704	7,363,482
Diluted					7,982,704	7,363,482
Basic and diluted	8,519,051	7,982,704	8,167,187	7,982,704	7,982,704	7,363,482